Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
a) Transactions with entities over which we have significant influence
We provide three rigs on a bareboat basis to Perfomex to service its contract with Opex and two rigs on a bareboat basis to Perfomex II to service its contract with Akal, all of which were 49% owned joint venture companies as at June 30, 2021. Perfomex and Perfomex II provide the jack-up rigs under traditional dayrate and technical services agreements to Opex and Akal, respectively. This structure enables Opex and Akal to provide bundled integrated well services to Pemex. The potential revenue earned is fixed under each of the Pemex contracts, while Opex and Akal manage the drilling services related costs on a per well basis. The revenue from these contracts is recognized as "Related party revenue" in the Consolidated Statement of Operations.
We are also obligated, as a 49% shareholder, to fund any capital shortfall in Opex or Akal should the Board of Opex or Akal make cash calls to the shareholders under the provisions of the Shareholders Agreement (see note 6).
For the three and six months ended June 30, 2021 and 2020, the management services revenues and bareboat revenues from our related parties consisted of the following:

	3 months ended June 30, 2021	3 months ended June 30, 2020	6 months ended June 30, 2021	6 months ended June 30, 2020
(In $ millions)
Management Services Revenue - Perfomex	1.9	3.7	4.1	5.7
Management Services Revenue - Perfomex II	1.2	1.5	2.3	3.6
Management Services Revenue - Opex	—	0.2	—	0.8
Bareboat Revenue - Perfomex	2.2	5.9	(1.6)	12.0
Bareboat Revenue - Perfomex II	0.1	1.0	1.6	1
Total	5.4	12.3	6.4	23.1
For the three and six months ended June 30, 2021 and 2020, funding provided to and (received from) our joint ventures consisted of the following:

	3 months ended June 30, 2021	3 months ended June 30, 2020	6 months ended June 30, 2021	6 months ended June 30, 2020
(In $ millions)
Perfomex	0.8	3.6	(2.5)	9.6
Perfomex II	0.8	2.3	1.0	5.1
Opex	—	1.9	—	1.9
Akal	—	0.6	—	0.6
Total	1.6	8.4	(1.5)	17.2
As at June 30, 2021 and December 31, 2020, due from related parties balances with our joint ventures consisted of the following:

	June 30, 2021	December 31, 2020
(in $ millions)
Perfomex	19.0	25.9
Perfomex II	9.5	7.1
Opex	1.7	1.9
Total	30.2	34.9
In addition, we have recognized $5.9 million in "Other liabilities" in the Unaudited Consolidated Balance Sheet as the fair value of the performance guarantee issued by the Company to Opex for the duration of its contract with Pemex (see note 6).
b) Transactions with Other Relates Parties

Revenue / (expenses): The transactions with other related parties for the three and six months ended June 30, 2021 and 2020 consisted of the following:

	3 months ended June 30, 2021	3 months ended June 30, 2020	6 months ended June 30, 2021	6 months ended June 30, 2020
(In $ millions)
Magni Partners Limited (1)	—	(0.5)	(0.4)	(0.5)
Golar LNG Limited (2)	(0.1)	—	(0.2)	—
Schlumberger Limited (3)	—	(2.4)	—	(4.3)
Total	(0.1)	(2.9)	(0.6)	(4.8)

(1) Magni Partners Limited ("Magni") is party to a Corporate Services Agreement with the Company pursuant to which it provides strategic advice and assists in sourcing investment opportunities, financing and other such services as the Company wishes to engage, at the Company's option. There is both a fixed and variable element of the agreement, with the fixed cost element representing Magni's fixed costs and any variable element being at the Company's discretion. Mr. Tor Olav Trøim, the Deputy Chairman of our Board, is the sole owner of Magni.

(2) Golar LNG Limited ("Golar LNG") is party to a Management Services and Administrative Agreement with the Company pursuant to which it provides services from Golar LNG's Bermuda Corporate Office. Mr. Tor Olav Trøim, the Deputy Chairman of our Board, is the Chairman of the Board of Golar LNG.

(3) Schlumberger Limited ("Schlumberger") is one of our larger shareholders, holding 5.5% at June 30, 2021. Until his appointment as our Chief Executive Officer, Patrick Schorn, formerly Executive Vice President of Wells at Schlumberger Limited, was a Director on our Board. Following the resignation of Patrick Schorn from Schlumberger on August 31, 2020, Schlumberger ceased to be a related party. We have presented in the table above the expenses incurred for the three and six months ended June 30, 2020 as during this period Schlumberger was considered a related party.
Payables: The balances with other related parties as of June 30, 2021 and December 31, 2020 consisted of the following:

	June 30, 2021	December 31, 2021
(In $ millions)
Golar LNG (2)	(0.1)	—

Balances owing to or from related parties are unsecured, interest-free and intend to be settled in the ordinary course of business.